Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2023
Prospectus Date	rr_ProspectusDate	Jun. 23, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A